WARRANTS (Details) - ITHAX ACQUISITION CORP.	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020 shares	Jun. 30, 2022 shares	Dec. 31, 2021 D $ / shares shares
Class of Warrant or Right [Line Items]
Shares subject to forfeiture | shares		787,500	787,500
Warrants
Class of Warrant or Right [Line Items]
Maximum period after business combination in which to file registration statement		15 days	15 days
Period of time within which registration statement is expected to become effective		60 days	60 days
Private Placement Warrants
Class of Warrant or Right [Line Items]
Warrants And Rights Outstanding In Number | shares	0	337,500	337,500
Restrictions on transfer period of time after business combination completion		30 days	30 days
Public Warrants
Class of Warrant or Right [Line Items]
Warrants And Rights Outstanding In Number | shares	0	12,075,000	12,075,000
Warrant exercise period condition one		30 days	30 days
Public Warrants expiration term		5 years	5 years
Share Price Trigger Used To Measure Dilution Of Warrant | $ / shares			$ 9.20
Percentage of gross new proceeds to total equity proceeds used to measure dilution of warrant			60
Trading period after business combination used to measure dilution of warrant			20
Warrant exercise price adjustment multiple			115
Warrant redemption price adjustment multiple			180
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00 | Public Warrants
Class of Warrant or Right [Line Items]
Warrant redemption condition minimum share price | $ / shares			$ 18.00
Redemption price per public warrant (in dollars per share) | $ / shares			$ 0.01
Threshold trading days for redemption of public warrants			20
Threshold consecutive trading days for redemption of public warrants			30
Threshold number of business days before sending notice of redemption to warrant holders			3
Redemption period			30 days